Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Contract assets	$ 14,525	$ 15,039	$ 14,525
Contract liabilities	88,800	82,100	88,800
Contract liabilities, current	70,827	66,432	70,827
Revenue recognized related to advance customer payments previously received	75,500	66,800
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	70,800	66,400	70,800
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 18,000	$ 15,700	$ 18,000
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			80.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			8.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			10.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			11.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			12.00%